Financial risk management objectives and policies - Recognised Financial Instruments (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of offsetting of financial liabilities [line items]
Gross amounts presented in balance sheet	£ (52)	£ 31
Right of set off with derivative counterparties	0	0
Net amount	(52)	31
Derivative liabilities
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities, gross amounts presented in balance sheet	(57)	(2)
Financial liabilities, right of set off with derivative counterparties	5
Financial liabilities, net amount	(52)	(7)
Right of set off with derivative counterparties		5
Derivative assets
Disclosure of offsetting of financial liabilities [line items]
Financial assets, gross amounts presented in balance sheet	5	33
Financial assets. right of set off with derivative counterparties	(5)
Financial assets, net amount	£ 0	38
Right of set off with derivative counterparties		£ 5